Note 21 - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
16.	RELATED PARTIES

From November 2016 to December 2023, the Company employed a sibling of Mr. Dussan, a director and the Company’s former Chief Technology Officer, who held the position of Director, Human Resources during 2023. For the three months ended March 31, 2023, Mr. Dussan’s sibling received total cash compensation of $41 and was granted 333 RSUs. In addition, he participated in all other benefits that the Company generally offers to all of its employees. There were no related party transactions for the three months ended March 31, 2024.

21.	RELATED PARTIES

From November 2016 to December 2023, the Company had employed a sibling of Mr. Dussan, a director and the Company’s former Chief Technology Officer, who held the position of Director, Human Resources and Sr. Manager of Human Resources during 2023 and 2022, respectively. For the years ended December 31, 2023 and 2022, Mr. Dussan’s sibling received total cash compensation of $149 and $162, respectively. For the years ended December 31, 2023 and 2022, Mr. Dussan’s sibling was granted 2,000 and 750 RSUs, respectively. In addition, he participated in all other benefits that the Company generally offers to all of its employees.